Statements of Operations (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Revenues
Sales	$ 89,905	$ 1,217,619	$ 2,020,025
Operating expenses
Cost of sales	138,152	530,891	1,527,706
Selling, general and administrative	87,813	838,650	592,550
Depreciation and amortization expenses	26,345	28,508	54,524
Total operating expenses	252,310	1,398,049	2,174,780
Loss from operations	(162,405)	(180,430)	(154,755)
Interest expense	(14,827)	(13,836)	(26,764)
Total other expenses	(14,827)	(13,836)	(26,764)
Net loss	$ (177,232)	$ (194,266)	$ (181,519)